Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of Related Party Transactions

	2019	2018	2017
Salaries and consulting fees	$408,500	$533,568	$235,504
Share-based compensation	$118,840	$-	$-